Deferred Taxes - Schedule of Unrecognized Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Deferred Tax Assets And Liabilities [Line Items]
Unrecognized deferred tax assets	€ 48,152	€ 22,654	€ 21,707
Unrecognized deferred tax assets and liabilities, net	48,152	22,654	21,707
Unrecognised Gross Deferred Tax assets/(liabilities)	48,839	39,370	36,836
Netting by tax entity			2,450
Unrecognised Net Deferred Tax assets/(liabilities)	48,839	39,370	39,286
Intangible asset [member]
Disclosure of Deferred Tax Assets And Liabilities [Line Items]
Unrecognized deferred tax assets	(14)	14,704	11,676
Unrecognized deferred tax liabilities	(3,960)
Unrecognized deferred tax assets and liabilities, net	(3,974)	14,704	11,676
Tangible assets [member]
Disclosure of Deferred Tax Assets And Liabilities [Line Items]
Unrecognized deferred tax liabilities	(215)	(379)
Unrecognized deferred tax assets and liabilities, net	(215)	(379)
Deferred tax asset [member]
Disclosure of Deferred Tax Assets And Liabilities [Line Items]
Unrecognised Gross Deferred Tax assets/(liabilities)	53,014	39,749	36,836
Netting by tax entity	(3,960)	464	2,450
Unrecognised Net Deferred Tax assets/(liabilities)	49,054	40,214	39,286
Deferred tax liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [Line Items]
Unrecognised Gross Deferred Tax assets/(liabilities)	(4,174)	(379)
Netting by tax entity	3,960	(464)
Unrecognised Net Deferred Tax assets/(liabilities)	(215)	(844)
Contingent consideration liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [Line Items]
Unrecognized deferred tax assets	4,471		41
Unrecognized deferred tax assets and liabilities, net	4,471		41
RCA's [member]
Disclosure of Deferred Tax Assets And Liabilities [Line Items]
Unrecognized deferred tax assets	349	2,322	3,433
Unrecognized deferred tax assets and liabilities, net	349	2,322	3,433
Employee benefits liability [member]
Disclosure of Deferred Tax Assets And Liabilities [Line Items]
Unrecognized deferred tax assets	51	69
Unrecognized deferred tax assets and liabilities, net	51	€ 69
Other temporary differences [member]
Disclosure of Deferred Tax Assets And Liabilities [Line Items]
Unrecognized deferred tax assets	5		(21)
Unrecognized deferred tax assets and liabilities, net	€ 5		€ (21)